Revenue (Tables)	9 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
A summary of the Company’s disaggregated revenue is as follows:

	Three Months Ended December 31,
	External Customers		Related Parties		Total
(in millions)	2024	2023	2024	2023	2024	2023
License and Other Revenue (1)	$223	$211	$180	$143	$403	$354
Royalty Revenue	475	365	105	105	580	470
	$698	$576	$285	$248	$983	$824
(1)    Includes over-time revenue of $135 million and $37 million, and point-in-time revenue of $268 million and $317 million, for the three months ended December 31, 2024 and 2023, respectively.

	Nine Months Ended December 31,
	External Customers		Related Parties		Total
(in millions)	2024	2023	2024	2023	2024	2023
License and Other Revenue (1)	$904	$685	$301	$332	$1,205	$1,017
Royalty Revenue	1,261	1,070	300	218	1,561	1,288
	$2,165	$1,755	$601	$550	$2,766	$2,305
(1)    Includes over-time revenue of $331 million and $84 million, and point-in-time revenue of $874 million and $933 million, for the nine months ended December 31, 2024 and 2023, respectively.

Schedule of Revenue from External Customers by Geographic Areas	The following table summarizes information pertaining to revenue from customers based on the principal headquarters address by geographic regions:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2024	2023	2024	2023
United States	$305	$387	$1,155	$1,010
PRC (1)	243	206	564	525
Taiwan	169	100	439	381
Republic of Korea	99	50	238	157
Other countries	167	81	370	232
Total	$983	$824	$2,766	$2,305
(1)    “PRC” means the People’s Republic of China, including the Hong Kong Special Administrative Region and the Macau Special Administrative Region, but excluding Taiwan.

Schedule of Accounts Receivable
A summary of the components of accounts receivable, net is as follows:

	As of
(in millions)	December 31, 2024	March 31, 2024
Accounts receivable	960	784
Allowance for current expected credit losses	(20)	(3)
Total accounts receivable, net	$940	$781

Schedule of Allowance for Credit Losses	A summary of the movement in the allowance for current expected credit losses is as follows:

(in millions)	Total
Balance as of March 31, 2024	$3
Additional provision	17
Balance as of December 31, 2024	$20

Schedule of Reconciliation of Contract Liabilities
A reconciliation of the movement in contract liabilities is as follows:

(in millions)	Total
Balance as of March 31, 2024	$915
Customer prepayment and billing in advance of performance	281
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(128)
Revenue recognized in the period that was included in the contract liability balance during the period	(142)
Balance as of December 31, 2024	$926